INTEREST BEARING LOANS AND BORROWINGS - Gold leasing agreements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Gold leasing agreements
Proceeds from a gold leasing arrangement	$ 337,882	¥ 2,323,105	¥ 7,804,083	¥ 3,000,000
The Banks
Gold leasing agreements
Proceeds from a gold leasing arrangement		¥ 2,323,000	¥ 7,804,000
Minimum | The Banks
Gold leasing agreements
Lease agreement term	6 months	6 months
Annual lease fee rates (as a percent)	4.10%	4.10%
Maximum | The Banks
Gold leasing agreements
Lease agreement term	12 months	12 months
Annual lease fee rates (as a percent)	4.50%	4.50%
Short-term loans | Fixed interest rate | Minimum
Gold leasing agreements
Interest rate (as a percent)	4.10%	4.10%
Short-term loans | Fixed interest rate | Maximum
Gold leasing agreements
Interest rate (as a percent)	4.50%	4.50%